ACQUISITIONS - CMC Exploration Assets (Details) - CMC Exploration Assets $ in Thousands	Mar. 28, 2018 USD ($)
ACQUISITIONS
Percentage of acquisition	100.00%
Percentage of ownership interest held	100.00%
Transaction cost capitalized to mining properties	$ 2,900
Total purchase price:
Cash paid for acquisition	162,479
Total purchase price to allocate	162,479
Fair value of assets acquired and liabilities assumed:
Mining properties	161,242
Plant and equipment	2,423
Reclamation provision	(1,186)
Net assets acquired	$ 162,479
Yamana
ACQUISITIONS
Percentage of acquisition	50.00%